UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Investment Manager Filing this Report:

Name:       Litman/Gregory Fund Advisors, LLC
Address:    4 Orinda Way
            Orinda, CA 94563

Form 13F File Number: 28-06355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Coughlan
Title:  Chief Operating Officer
Phone:  (925) 253-5213

Signature, Place, and Date of Signing:

/s/ John Coughlan                   Orinda, CA                 05/12/2003
-----------------                  -------------               ----------
   [Signature]                     [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $106,350
                                           (thousands)

List of other Included Managers:            None

                                                                                          IN-
                                                                                          VEST-
                                                                                          MENT
                                                           MARKET                         DIS-   OTHER
                                TITLE OF         CUSIP     VALUE    SHARES OR  SH   PUT/  CRE-   MANA-     VOTING AUTHORITY
 NAME OF ISSUER                  CLASS           NUMBER   (x 1000)   PRN AMT   PRN  CALL  TION   GERS    SOLE   SHARED   NONE
 --------------                  -----           ------    -----     -------   ---  ----  ----   ----    ----   ------   ----
AON                               com          037389103    13,545     655,000  SH        Sole    0     655,000
COMCAST CORP Class A              com          20030N101     4,804     167,896  SH        Sole    0     167,896
COMCAST CORP Special Class A      com          20030N200    12,572     458,000  SH        Sole    0     458,000
Disney                            com          254687106     8,578     504,000  SH        Sole    0     504,000
FEDEX CORP                        com          31428X106    11,179     203,000  SH        Sole    0     203,000
FLEMING COS INC                   com          339130106     1,049   2,098,300  SH        Sole    0   2,098,300
HILTON HOTELS CORP                com          432848109     9,869     850,000  SH        Sole    0     850,000
MARRIOTT INTL INC NEW             com          571903202     6,553     206,000  SH        Sole    0     206,000
VIVENDI UNIVERSAL                 com          92851S204    15,289   1,141,000  SH        Sole    0   1,141,000
WASTE MGMT INC DEL                com          94106L109    14,847     701,000  SH        Sole    0     701,000
FAIRFAX FINL HLDGS LTD            sub vtg com  303901102     2,297      45,000  SH        Sole    0      45,000
MONY Group                        com          615337102     2,330     111,500  SH        Sole    0     111,500
TELEPHONE + DATA SYS INC          com          879433100     3,436      84,000  SH        Sole    0      84,000
                                                          --------  ----------                       ----------
                                                           106,350   7,224,696                        7,224,696
                                                          ========  ==========                       ==========